FK Loan ID	Loan ID	ALT Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	XXXX	169		Closed	2023-12-22 17:18	2024-01-09 20:00	Resolved	A	Compliance	Missing Doc	RESPA: AfBA Disclosure is Missing	Resolved-Document Uploaded. - Due Diligence Vendor-01/05/2024 Resolved-RESPA: AfBA Disclosure is Provided or Not Applicable - Due Diligence Vendor-01/05/2024 Ready for Review-Document Uploaded. 1-4-24 APPEAL, Providing a copy of the Lender’s Funding form which states they have no affiliates. /XX - Buyer-01/04/2024 Open-RESPA: AfBA Disclosure is Missing This finding is non-material and will be rated a B for all agencies - Due Diligence Vendor-12/22/2023		Resolved-Document Uploaded. - Due Diligence Vendor-01/05/2024 Resolved-RESPA: AfBA Disclosure is Provided or Not Applicable - Due Diligence Vendor-01/05/2024	XXXXXXXXXX_Funding Form.pdf XXXXXXXXXX_Funding Form.pdf			LA	Primary Residence	Purchase	NA	1331912	N/A	N/A
XXXX	XXXX	245		Closed	2024-02-08 16:28	2024-09-26 21:49	Acknowledged	B	Compliance	Missing Doc	Privacy Notice Required - Missing or Incomplete	Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/26/2024 Counter-Document Uploaded. Privacy Notice provided was settlement attorney, not for Lender. Condition remains. - Due Diligence Vendor-02/15/2024 Ready for Review-Document Uploaded. Appeal - Providing a copy of the privacy notice. XX - Buyer-02/13/2024 Open-Privacy Notice Required - Missing or Incomplete This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/08/2024		Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/26/2024	XXXXXXXXXX_Privacy Notice.pdf XXXXXXXXXX_Privacy Notice.pdf			TX	Primary Residence	Refinance	Cash Out - Debt Consolidation	1422595	Investor Post-Close	No